Share Option and Restricted Share Unit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vest increments per year	25.00%
Weighted average grant date fair value of share options granted	$ 10.32	$ 4.01	$ 3.16
Total Compensation cost related to non-vested share option and restricted stock unit not yet recognized	$ 12,797,000
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period	3 years
Closing common share price	$ 21.50
Aggregate intrinsic value of all options exercisable and outstanding	$ 2,034,000
Aggregate intrinsic value of all options exercised	$ 241,000	$ 0	$ 325,000
Weighted average contractual life of share options exercisable	5 years 7 months 6 days
Weighted average contractual life of share options outstanding	7 years
Granted in 2007, 2008 and 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment for the first year	15.00%
Employee's restricted stock units vest increment for the second year	15.00%
Employee's restricted stock units vest increment for the third year	20.00%
Employee's restricted stock units vest increment for the fourth year	25.00%
Employee's restricted stock units vest increment for the fifth year	25.00%
Granted in 2010, 2011, 2012 and 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment per year	25.00%
Amendment | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	787,937